SUBORDINATED CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 20, 2023	Nov. 22, 2022	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Sep. 30, 2025	Nov. 21, 2022	Mar. 22, 2022	Jan. 11, 2022
Defined Benefit Plan Disclosure [Line Items]
Principal amount	$ 405,314
Convertible debt													$ 236,842
Debt instrument, interest rate, effective percentage												8.00%	8.00%
Convertible notes payable	517,604		$ 2,686,748		$ 390,976	$ 2,686,748		$ 192,897		$ 192,897
Debt conversion, converted instrument, shares issued		13,134
Number of warrants or rights outstanding		32,819												16,667
Accrued interest	96,063
Gain on debt settlement, net	$ 16,227		$ (1,930,427)	$ (907,983)		$ (1,930,427)	$ (766,330)	$ 1,221,635
Business Combination Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate principal amount					3,333,335
Accrued interest					299,259
Gain on debt settlement, net					$ 299,259
Business Combination Agreement [Member] | Series D Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares, conversion of convertible securities					222,222
Six Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount													$ 526,315
Three Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount													52,631
Fifth Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount													105,263
Sixth Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount													$ 26,315
Three Unaffiliated Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable		$ 2,777,778
Gross proceeds		$ 2,500,000
Nine Unaffiliated Investors [Member] | Business Combination Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible debt												$ 3,333,335
Seven Unaffiliated Investors [Member] | Business Combination Agreement [Member] | Series D Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares, conversion of convertible securities					242,424